UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-03735

The New Economy Fund
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (213) 486-9200

Date of fiscal year end: November 30

Date of reporting period: February 29, 2008

Chad L. Norton
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Mark D. Perlow
Kirkpatrick & Lockhart Preston Gates Ellis LLP
55 Second Street, Suite 1700
San Francisco, California  94105
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

[logo – American Funds®]

The New Economy Fund®
Investment portfolio

February 29, 2008
 unaudited

Common stocks — 92.75%	Shares	Market value (000)

BANKS — 13.12%
ICICI Bank Ltd.[1]	5,310,000	$142,571
HDFC Bank Ltd.[1]	3,000,000	107,267
Banco Bradesco SA, preferred nominative	2,794,934	87,383
Banco Bradesco SA, preferred nominative[1,2]	28,379	886
Wells Fargo & Co.	3,000,000	87,690
Pusan Bank[1]	5,160,000	68,370
UniCredit SpA[1]	8,450,000	62,010
Freddie Mac	2,430,000	61,187
People’s United Financial, Inc.	3,000,000	50,580
HSBC Holdings PLC (Hong Kong)[1]	2,400,000	36,547
HSBC Holdings PLC (United Kingdom)[1]	398,812	6,032
Hudson City Bancorp, Inc.	2,500,000	39,675
BOC Hong Kong (Holdings) Ltd.[1]	16,025,000	38,624
Banco Santander, SA1	2,099,523	37,551
M&T Bank Corp.	430,000	35,294
Grupo Financiero Banorte, SAB de CV, Series O	8,800,000	35,277
Raiffeisen International Bank-Holding AG1	275,708	35,178
Erste Bank der oesterreichischen Sparkassen AG1	548,500	31,704
Wachovia Corp.	1,000,000	30,620
Société Générale[1]	225,000	24,122
Société Générale[1,2]	56,250	6,185
Shinhan Financial Group Co., Ltd.[1]	522,180	28,164
Kookmin Bank[1]	369,200	22,818
Unibanco-União de Bancos Brasileiros SA, units (GDR)	167,000	22,649
Daegu Bank, Ltd.[1]	1,448,800	19,894
Sberbank (Savings Bank of the Russian Federation) (GDR)[1]	46,200	17,358
JSC Halyk Bank of Kazakhstan (GDR)[1]	473,000	8,604
JSC Halyk Bank of Kazakhstan (GDR)[1,3]	115,400	2,099
Hypo Real Estate Holding AG1	48,265	1,361
		1,147,700

SOFTWARE & SERVICES — 10.54%
Google Inc., Class A2	369,200	173,960
Yahoo! Inc.[2]	5,795,000	160,985
Microsoft Corp.	3,545,000	96,495
Symantec Corp.[2]	5,000,000	84,200
Global Payments Inc.	1,620,000	64,265
MasterCard Inc., Class A	300,000	57,000
SAP AG1	798,900	38,064
Oracle Corp.[2]	1,895,000	35,626
Paychex, Inc.	1,125,000	35,393
Tencent Holdings Ltd.[1]	5,550,000	34,311
eBay Inc.[2]	1,300,000	34,268
United Internet AG1	1,553,000	29,416
Verifone Holdings, Inc.[2]	1,365,000	28,187
Automatic Data Processing, Inc.	465,000	18,577
Iron Mountain Inc.[2]	600,000	18,048
Novell, Inc.[2]	1,760,000	13,112
ProAct Holdings, LLC[1,2,4]	3,500,000	—
		921,907

TECHNOLOGY HARDWARE & EQUIPMENT — 7.28%
Apple Inc.[2]	900,000	112,518
Cisco Systems, Inc.[2]	4,329,200	105,503
Delta Electronics, Inc.[1]	26,258,000	74,018
EMC Corp.[2]	4,600,000	71,484
Nokia Corp.[1]	1,730,000	62,266
Acer Inc.[1]	28,216,654	51,503
Logitech International SA2	1,700,000	43,486
Wistron Corp.[1]	24,423,528	39,767
Seagate Technology	1,200,000	25,884
AU Optronics Corp.[1]	10,309,868	19,811
Advantech Co., Ltd.[1]	5,667,777	13,181
Flextronics International Ltd.[2]	1,031,534	10,460
Lenovo Group Ltd.	9,180,000	6,384
Lenovo Group Ltd.[1]	1,378,000	912
		637,177

RETAILING — 6.00%
Target Corp.	2,050,000	107,850
Lowe’s Companies, Inc.	3,550,000	85,093
Amazon.com, Inc.[2]	1,000,000	64,470
Bed Bath & Beyond Inc.[2]	1,675,000	47,470
Best Buy Co., Inc.	1,050,000	45,161
Li & Fung Ltd.[1]	12,000,000	43,074
O’Reilly Automotive, Inc.[2]	1,545,000	41,653
Industria de Diseno Textil, SA1	600,000	30,820
Lotte Shopping Co.[1]	70,000	23,758
Tractor Supply Co.[2]	600,000	22,464
Williams-Sonoma, Inc.	369,800	8,639
DSG International PLC[1]	3,556,600	4,442
		524,894

MEDIA — 6.00%
Time Warner Inc.	5,590,000	87,260
News Corp., Class A	3,502,815	64,487
British Sky Broadcasting Group PLC[1]	4,835,000	54,230
Comcast Corp., Class A2	2,525,000	49,339
Walt Disney Co.	1,300,000	42,133
E. W. Scripps Co., Class A	900,000	37,593
XM Satellite Radio Holdings Inc., Class A2	3,100,000	36,580
Vivendi SA1	900,000	35,561
CTC Media, Inc.[2]	1,150,000	33,764
Time Warner Cable Inc., Class A2	1,190,000	32,487
Arbitron Inc.	485,000	20,331
Schibsted ASA[1]	525,000	16,500
SET India Ltd.[1,2,4]	79,866	8,175
Next Media Ltd.[1]	15,662,000	6,021
		524,461

TELECOMMUNICATION SERVICES — 5.76%
Telephone and Data Systems, Inc.	931,100	43,669
Telephone and Data Systems, Inc., Special Common Shares	931,100	40,130
MTN Group Ltd.[1]	4,408,800	69,834
Philippine Long Distance Telephone Co.[1]	465,040	33,462
Philippine Long Distance Telephone Co. (ADR)	299,500	21,250
Koninklijke KPN NV1	2,400,000	45,346
Singapore Telecommunications Ltd.[1]	13,500,000	36,448
Qwest Communications International Inc.	6,659,000	35,959
OJSC Mobile TeleSystems (ADR)	427,300	35,064
Sprint Nextel Corp., Series 1	4,730,000	33,630
Millicom International Cellular SA2	240,000	26,520
Total Access Communication PCL[1,2]	14,905,000	21,062
Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk, Class B1	19,485,500	20,706
Time Warner Telecom Inc., Class A2	1,280,000	20,403
LG Telecom Ltd.[1]	1,260,253	10,691
Globe Telecom, Inc.[1]	265,000	9,659
		503,833

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 5.58%
Bayer AG, non-registered shares[1]	1,314,000	100,116
Roche Holding AG1	455,400	89,407
Millennium Pharmaceuticals, Inc.[2]	5,800,000	81,142
Novo Nordisk A/S, Class B1	1,040,000	71,264
Forest Laboratories, Inc.[2]	1,000,000	39,770
Millipore Corp.[2]	504,000	35,230
Richter Gedeon NYRT[1]	155,000	33,670
Chugai Pharmaceutical Co., Ltd.[1]	1,300,000	15,035
Amgen Inc.[2]	325,000	14,794
Applera Corp., Celera group[2]	556,800	7,717
		488,145

HEALTH CARE EQUIPMENT & SERVICES — 5.31%
Inverness Medical Innovations, Inc.[2]	2,260,000	65,879
Aetna Inc.	1,205,000	59,768
NuVasive, Inc.[2]	1,490,186	57,432
Varian Medical Systems, Inc.[2]	1,000,000	52,450
St. Jude Medical, Inc.[2]	1,050,000	45,129
Respironics, Inc.[2]	488,600	32,091
Express Scripts, Inc.[2]	500,000	29,550
UnitedHealth Group Inc.	600,000	27,888
Medtronic, Inc.	555,000	27,395
Sirona Dental Systems, Inc.[2]	1,000,000	26,010
Cardinal Health, Inc.	360,000	21,290
Beckman Coulter, Inc.	100,000	6,750
Apria Healthcare Group Inc.[2]	242,100	5,256
American Medical Systems Holdings, Inc.[2]	342,343	4,995
Mentor Corp.	89,000	2,640
		464,523

DIVERSIFIED FINANCIALS — 4.60%
Citigroup Inc.	4,300,000	101,953
JPMorgan Chase & Co.	1,800,000	73,170
American Express Co.	1,300,000	54,990
Capital One Financial Corp.	880,000	40,506
Bank of America Corp.	1,000,000	39,740
State Street Corp.	500,000	39,275
Bank of New York Mellon Corp.	620,000	27,199
ING Groep NV, depository receipts[1]	761,910	25,394
		402,227

INSURANCE — 4.23%
American International Group, Inc.	3,213,985	150,607
Berkshire Hathaway Inc., Class A2	900	126,000
Admiral Group PLC[1]	2,000,000	39,973
Genworth Financial, Inc., Class A	1,300,000	30,134
AXA SA1	415,000	14,002
XL Capital Ltd., Class A	250,000	9,015
		369,731

UTILITIES — 4.21%
Veolia Environnement[1]	905,000	80,601
Iberdrola Renovables, SA Unipersonal[1,2]	9,000,000	55,194
SUEZ SA1	750,000	47,660
Tanjong PLC[1]	9,393,000	46,753
RWE AG1	340,000	41,036
Hong Kong and China Gas Co. Ltd.[1]	11,046,200	31,762
Electric Power Development Co., Ltd.[1]	647,400	23,516
E.ON AG1	113,000	21,247
Electricity Generating PCL[1]	4,055,500	12,396
NTPC Ltd.[1]	1,619,000	7,977
		368,142

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.94%
Intel Corp.	5,400,000	107,730
Siliconware Precision Industries Co., Ltd.[1]	23,441,749	38,126
Texas Instruments Inc.	750,000	22,470
Hynix Semiconductor Inc.[1,2]	691,820	17,787
Linear Technology Corp.	600,000	16,626
Samsung Electronics Co., Ltd.[1]	27,073	15,899
Microchip Technology Inc.	500,000	15,390
Maxim Integrated Products, Inc.	600,000	10,962
MEMC Electronic Materials, Inc.[2]	83,200	6,347
Advanced Micro Devices, Inc.[2]	501,600	3,617
Sunplus Technology Co. Ltd.[1]	1,798,373	1,989
		256,943

CONSUMER SERVICES — 2.76%
Las Vegas Sands Corp.[2]	1,100,000	91,630
Carnival Corp., units	1,100,000	43,285
Shangri-La Asia Ltd.[1]	10,000,000	30,427
Ctrip.com International, Ltd. (ADR)	500,000	30,310
William Hill PLC[1]	3,891,740	28,928
MGM Mirage, Inc.[2]	169,735	10,454
OPAP (Greek Organization of Football Prognostics) SA1	198,710	6,503
		241,537

COMMERCIAL SERVICES & SUPPLIES — 2.29%
Monster Worldwide, Inc.[2]	2,550,000	67,805
Downer EDI Ltd.[1]	7,615,605	43,898
Randstad Holding NV1	793,000	30,233
Wirecard AG1,2	1,332,000	22,475
Robert Half International Inc.	700,000	18,865
United Stationers Inc.[2]	336,300	16,600
		199,876

TRANSPORTATION — 2.24%
Ryanair Holdings PLC (ADR)[2]	5,073,600	145,003
United Parcel Service, Inc., Class B	375,000	26,340
Airports of Thailand PCL[1]	4,900,000	8,785
Grupo Aeroportuario del Pacífico, SAB de CV, Class B (ADR)	182,700	8,399
Container Corp. of India Ltd.[1]	180,000	7,848
		196,375

FOOD & STAPLES RETAILING — 1.73%
Walgreen Co.	2,000,000	73,020
Whole Foods Market, Inc.	1,250,000	43,938
Costco Wholesale Corp.	560,000	34,675
		151,633

CONSUMER DURABLES & APPAREL — 1.19%
Cyrela Brazil Realty SA, ordinary nominative	2,700,000	43,167
Jumbo SA1	1,000,000	26,582
Burberry Group PLC[1]	2,515,000	20,860
GEOX SpA[1]	890,904	13,064
		103,673

ENERGY — 0.99%
Schlumberger Ltd.	850,000	73,482
Baker Hughes Inc.	200,000	13,458
		86,940

CAPITAL GOODS — 0.84%
Boart Longyear Ltd.[1,2]	24,769,230	46,528
Boart Longyear Ltd.[1,2,4]	10,800,000	20,288
PT AKR Corporindo Tbk[1]	45,000,000	6,454
		73,270

MATERIALS — 0.40%
Nitto Denko Corp.[1]	718,000	34,831

MISCELLANEOUS — 4.74%
Other common stocks in initial period of acquisition		414,919

Total common stocks (cost: $7,331,046,000)		8,112,737

	Shares or
Convertible securities — 0.71%	principal amount

DIVERSIFIED FINANCIALS — 0.38%
Citigroup Inc., Series D, 7.00%, noncumulative convertible preferred[1,4]	675,000	33,581

TELECOMMUNICATION SERVICES — 0.08%
Time Warner Telecom Inc. 2.375% convertible debentures 2026	6,400,000	6,976

MISCELLANEOUS — 0.25%
Other convertible securities in initial period of acquisition		22,056

Total convertible securities (cost: $63,106,000)		62,613

	Principal amount	Market value
Short-term securities — 6.61%	(000)	(000)

Procter & Gamble Co. 2.87% due 3/14/2008[3]	$58,200	$58,135
Procter & Gamble International Funding S.C.A 3.00% due 3/7/2008[3]	25,000	24,985
Coca-Cola due 2.70%–2.97% due 3/24–4/21/2008[3]	64,300	64,110
Federal Home Loan Bank 2.90% due 3/24/2008	50,000	49,903
Freddie Mac 3.84%–4.16% due 3/7–5/5/2008[5]	44,800	44,705
Jupiter Securitization Co., LLC 4.65% due 3/20/2008[3]	31,400	31,325
Park Avenue Receivables Co. 3.20% due 3/3/2008[3]	10,000	9,997
Wells Fargo & Co. 3.04% due 3/18/2008	41,100	41,037
Lowe’s Cos, Inc. 2.85% due 3/5/2008	40,400	40,384
IBM International Group Capital LLC 2.82%–4.14% due 3/3–3/6/2008[3]	30,360	30,348
Genentech, Inc. 2.88% due 3/26/2008[3]	26,635	26,580
International Lease Finance Corp. 3.96% due 3/7/2008	26,000	25,980
Medtronic Inc. 2.90% due 3/19/2008[3]	25,000	24,962
Wal-Mart Stores Inc. 2.80% due 4/1/2008[3]	24,700	24,638
Fannie Mae 2.69% due 4/30/2008	22,600	22,497
United Parcel Service Inc. 4.15% due 3/11/2008[3]	20,300	20,274
Kimberly-Clark Worldwide Inc. 2.95% due 3/6/2008[3]	19,200	19,191
Hewlett-Packard Co. 3.00% due 3/27/2008[3]	19,000	18,957

Total short-term securities (cost: $577,962,000)		578,008

Total investment securities (cost: $7,972,114,000)		8,753,358
Other assets less liabilities		(6,134)

Net assets		$8,747,224

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

[1]	Valued under fair value procedures adopted by authority of the board of trustees.The total value of all such securities, including those in “Miscellaneous,” was $2,973,034,000.
[2]	Security did not produce income during the last 12 months.
[3]
Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the United States in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $355,601,000, which represented 4.07% of the net assets of the fund.

[4]	Purchased in a transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

	Acquisition date(s)	Cost (000)	Market value (000)	Percent of net assets

Citigroup Inc., Series D, 7.00%, noncumulative convertible preferred	1/15/2008	$33,750	$33,581	.39%
Boart Longyear Ltd.	4/4/2007	16,352	20,288	.23
SET India Ltd.	9/6/2000–4/18/2002	31,574	8,175	.09
ProAct Holdings, LLC	1/4/2005	87	—	.00

Total restricted securities		$81,763	$62,044	.71%

[5]	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

ADR = American Depositary Receipts
GDR = Global Depositary Receipts

Disclosure of fair value measurements

The fund adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”), Fair Value Measurements, on December 1, 2007. FAS 157 requires the fund to classify its assets based on valuation method, using three levels. Level 1 investment securities are valued based on quoted prices in active markets for identical assets. Level 2 investment securities are valued based on significant observable market inputs, such as quoted prices for similar assets and quoted prices in inactive markets or other market observable inputs. Level 3 investment securities are valued using significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the assets. The valuation levels are not necessarily an indication of the risk associated with investing in those securities. The following table presents the valuation levels of the fund’s investment securities as of February 29, 2008 (dollars in thousands):

Level 1 — Quoted prices	$5,195,340
Level 2 — Other significant observable inputs	3,549,843	*
Level 3 — Significant unobservable inputs	8,175
Total	$8,753,358

The following table summarizes the fund’s Level 3 investment securities and related transactions during the three months ended February 29, 2008 (dollars
in thousands):

Beginning value at 12/1/2007	$8,270
Net unrealized depreciation	(95)
Ending value at 2/29/2008	$8,175

*Includes certain investment securities trading primarily outside the U.S. whose value the fund adjusted as a result of significant market movements following the close of local trading.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$1,570,955
Gross unrealized depreciation on investment securities	(789,656)
Net unrealized appreciation on investment securities	781,299
Cost of investment securities for federal income tax purposes	7,972,059

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from your financial professional and should be read carefully before investing.

MFGEFP-914-0408O-S10878

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE NEW ECONOMY FUND

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: April 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: April 28, 2008

By /s/ David A. Pritchett
David A. Pritchett, Treasurer and Principal Financial Officer

Date: April 28, 2008